BACKGROUND (Details Textual) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended
Mar. 31, 2012
Common Stock, Dividends, Per Share, Cash Paid	$ 0.25
Payments of Ordinary Dividends, Common Stock	$ 5,885